Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2021
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2021		31, 2020		31, 2021		31, 2020		31, 2021		31, 2020
Leasehold improvements to flight equipment	Ps.	5,328,605	Ps.	5,092,049	Ps.	(2,696,788)	Ps.	(3,354,166)	Ps.	2,631,817	Ps.	1,737,883
Pre-delivery payments*		5,224,632		4,920,126		—		—		5,224,632		4,920,126
Flight equipment		2,193,686		1,689,473		(1,330,958)		(1,223,560)		862,728		465,913
Construction and improvements in process		545,941		53,545		—		—		545,941		53,545
Constructions and improvements		153,485		175,407		(127,845)		(148,391)		25,640		27,016
Office furniture and equipment		60,362		67,035		(34,596)		(35,309)		25,766		31,726
Computer equipment		28,813		49,945		(24,693)		(42,126)		4,120		7,819
Workshop machinery and equipment		22,679		20,574		(8,243)		(7,641)		14,436		12,933
Communications equipment		12,049		14,803		(7,453)		(9,038)		4,596		5,765
Motorized transport equipment platform		11,542		15,247		(3,358)		(7,924)		8,184		7,323
Electric power equipment		11,011		20,448		(5,057)		(12,773)		5,954		7,675
Service carts on board		9,216		9,216		(6,874)		(6,112)		2,342		3,104
Workshop tools		8,664		27,727		(7,516)		(24,398)		1,148		3,329
Allowance for obsolescence		—		(3,000)		—		—		—		(3,000)
Total	Ps.	13,610,685	Ps.	12,152,595	Ps.	(4,253,381)	Ps.	(4,871,438)	Ps.	9,357,304	Ps.	7,281,157

* During the years ended December 31, 2021 and 2020, the Company capitalized borrowing costs of Ps.143,966 and Ps.384,038, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.84,273 and Ps.401,862, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net balance as of December 31, 2019	Ps.	733,250	Ps.	40,950	Ps.	13,071	Ps.	36,660	Ps.	9,012	Ps.	4,852	Ps.	9,634	Ps.	5,777	Ps.	10,209	Ps.	2,121	Ps.	(3,000)	Ps.	4,507,770	Ps.	474,240	Ps.	1,540,788	Ps.	7,385,334
Additions		668,376		128		1,648		733		—		851		—		—		—		1,541		—		2,185,902		176,607		646,219		3,682,005
Disposals and transfers		(861,761)		—		—		—		—		—		—		—		—		—		—		(1,755,724)		(354,146)		—		(2,971,631)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(17,822)		—		—		(17,822)
Other movements		—		2,317		713		101		36		—		222		1,083		4,273		—		—		—		(243,156)		235,509		1,098
Depreciation		(73,952)		(16,379)		(7,613)		(5,768)		(1,373)		(2,374)		(2,533)		(1,095)		(1,549)		(558)		—		—		—		(684,633)		(797,827)
As of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Cost		1,689,473		175,407		49,945		67,035		20,448		27,727		15,247		14,803		20,574		9,216		(3,000)		4,920,126		53,545		5,092,049		12,152,595
Accumulated depreciation		(1,223,560)		(148,391)		(42,126)		(35,309)		(12,773)		(24,398)		(7,924)		(9,038)		(7,641)		(6,112)		—		—		—		(3,354,166)		(4,871,438)
Net balance as of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Additions		517,234		—		1,470		63		1,938		1,708		4,796		—		4,173		—		—		1,130,669		547,220		1,755,614		3,964,885
Disposals and transfers		(2,781)		(14)		(61)		(3,462)		(2,491)		(277)		(5,078)		(587)		(872)		—		3,000		(885,855)		(28,088)		—		(926,566)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		59,692		—		—		59,692
Other movements		—		14,899		522		3,010		—		—		3,579		431		130		—		—		—		(26,736)		4,313		148
Depreciation		(117,638)		(16,261)		(5,630)		(5,571)		(1,168)		(3,612)		(2,436)		(1,013)		(1,928)		(762)		—		—		—		(865,993)		(1,022,012)
As of December 31, 2021		862,728		25,640		4,120		25,766		5,954		1,148		8,184		4,596		14,436		2,342		—		5,224,632		545,941		2,631,817		9,357,304
Cost		2,193,686		153,485		28,813		60,362		11,011		8,664		11,542		12,049		22,679		9,216		—		5,224,632		545,941		5,328,605		13,610,685
Accumulated depreciation		(1,330,958)		(127,845)		(24,693)		(34,596)		(5,057)		(7,516)		(3,358)		(7,453)		(8,243)		(6,874)		—		—		—		(2,696,788)		(4,253,381)
Net balance as of December 31, 2021	Ps.	862,728	Ps.	25,640	Ps.	4,120	Ps.	25,766	Ps.	5,954	Ps.	1,148	Ps.	8,184	Ps.	4,596	Ps.	14,436	Ps.	2,342	Ps.	—	Ps.	5,224,632	Ps.	545,941	Ps.	2,631,817	Ps.	9,357,304

a)  On 2021, the Company acquired two NEO spare engines (based on the terms of the Pratt & Whitney purchase agreement FMP), which were accounted for a cost for a total amount of Ps.394,254 (US$19,082). The Company had identified the major components as separate parts at their respective cost. These major components of the engine are presented as part of the flight equipment and depreciated over their useful life.
b)  During the years ended December 31, 2021, 2020 and 2019, the Company capitalized borrowing costs which amounted to Ps.143,966, Ps.384,038 and Ps.456,313, respectively (Note 23). The rate used to determine the amount of borrowing cost was 2.76%, 3.58% and 5.10%, for the years ended December 31, 2021, 2020 and 2019, respectively.
c)  Depreciation expense for the years ended December 31, 2021, 2020 and 2019, was Ps.1,022,012, Ps.797,827 and Ps.587,849, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.
d)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The new order includes 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The new order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment the Company used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, the Company amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, the Company amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

In 2021, the Company amended the agreement with Airbus for the purchase of 39 A320 family aircraft to be delivered from 2023 to 2029. The new order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement. Also, in this agreement the Company used its rights on the Airbus Purchase Agreement to convert twenty A320NEO into A321NEO.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircrafts (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet. In April 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of two aircrafts A320NEO.

On May 12, 2020, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 46 A320NEO and 34 A321NEO respectively, to be delivered between 2022 and 2028. This agreement also included the purchase of eleven firm spare engines for the A320NEO fleet to be received from 2022 to 2029.

In October 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of thirteen aircrafts (all A320NEO). This agreement also includes the purchase of one spare engine for the A320NEO fleet.

The Company received credit notes from P&W in December 2017 of Ps.58,530 (USD$3.06 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2021 and 2020, the Company amortized a corresponding benefit from these credit notes of Ps.4,878 and Ps.4,878, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2021 and 2020, the amounts paid for aircraft and spare engine pre-delivery payments were of Ps.1,130,669 (USD$55,639 million) and Ps.2,185,902 (USD$102.7 million), respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 132 Airbus A320 family aircraft during a period of nine years (from January 2022 to November 2029). The agreement provides for the addition of 132 Aircraft to its fleet as follows: thirteen in 2022, five in 2023, seventeen in 2024, sixteen in 2025, twenty-seven in 2026, twenty-one in 2027, nineteen 2028 and fourteen in 2029. Commitments to acquisitions of property and equipment are disclosed in Note 25.

During the years ended December 31, 2021, 2020 and 2019 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in gains of Ps.195,552, Ps.710,522 and Ps.284,759, respectively, these were recorded under the caption other operating income in the consolidated statement of operations, that represented only the amount of gains that relate to the rights transferred to the buyer-lessor. (Note 22).

d)  During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of Ps.28,110 (USD$1.5 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2021, 2020 and 2019, the Company amortized a corresponding benefit from these credit notes of Ps.5,230, Ps.5,230 and Ps.5,230, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

e)  On September 5, 2019, the Company acquired one previously leased A319 aircraft from the lessor, which was accounted for a cost for a total amount of Ps.392,076 (USD$19,600). This transaction did not generate any gain or loss in our consolidated statements of operations.

The Company identified the major components as separate parts at their respective cost. These major components of the aircraft are presented as part of the aircraft and depreciated over their useful life. During December 2019, the Company sold acquired aircraft engines in a sale and lease back transaction.

As of December 31, 2021 and 2020 the carrying amount of the remaining owned aircraft was Ps.7,859 and Ps.47,039, respectively, and for the years ended December 31, 2021, 2020 and 2019 the depreciation expense was Ps.39,179, Ps.5,946, and 1,787, respectively.